Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, New York 10178

December 7, 2006

U.S. Securities and Exchange Commission

1 F Street, N.E.

Washington, D.C. 20549

Re:	HAPC, INC.

Ladies and Gentlemen:

On behalf of our client, HAPC, INC., we are transmitting for filing a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended.

Please contact the undersigned at 212-309-6103 or Howard Kenny at 212-309-6843 should you have any questions regarding the preliminary proxy statement.

Very truly yours,

/s/ Martina A. Brosnahan

Martina A. Brosnahan

cc:	HAPC, INC.

Erin Enright, Chief Financial Officer